Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Summary of prepaid expenses and other current assets

	2024	2023
Prepaid research and development expenses	$—	$1,420,642
Other prepaid expenses	234,696	401,442
Other assets	136,580	175,820
Prepaid expenses and other current assets	$371,276	$1,997,904